Average Annual Total Returns		12 Months Ended	55 Months Ended		60 Months Ended	109 Months Ended
	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	[1]	Dec. 31, 2024	Dec. 31, 2024
ICE BofA 1-3 Year U.S. Corporate Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.40%			2.15%	2.40%
Blended Benchmark (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.15%			3.44%	4.25%
ICE BofA U.S. All Capital Securities Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.61%			2.57%	4.38%
A
Prospectus [Line Items]
Average Annual Return, Percent		6.25%			2.43%	3.37%
Performance Inception Date	Nov. 30, 2015
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.83%			1.25%	2.21%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.19%			1.62%	2.37%
C
Prospectus [Line Items]
Average Annual Return, Percent		6.69%			2.13%	2.89%
F
Prospectus [Line Items]
Average Annual Return, Percent		8.85%
I
Prospectus [Line Items]
Average Annual Return, Percent		8.85%			3.15%	3.92%
R
Prospectus [Line Items]
Average Annual Return, Percent		8.22%			2.65%	3.40%
Z
Prospectus [Line Items]
Average Annual Return, Percent		8.75%			3.11%	3.90%

[1]	The inception date for Class F shares is June 3, 2020. Since inception and through December 31, 2024, Class F shares had a return before taxes of 4.00%.